Cost of Sales - Narrative (Details)	12 Months Ended
	Jun. 30, 2019 ZAR (R) shares	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Disclosure Of Cost Of Sales [Line Items]
Production costs	R 20,324,000,000	R 15,084,000,000	R 15,042,000,000
Rehabilitation spend	86,000,000	94,000,000	96,000,000
Employment termination and restructuring costs	242,000,000	208,000,000	74,000,000
Reversal of impairment loss	0	0	0
Moab Khotsong
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	2,400,000,000
Production costs		1,000,000,000
Change in amortisation and depreciation of mining assets	178,000,000
Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	1,600,000,000	R (1,200,000,000)
Change in amortisation and depreciation of mining assets	1,600,000,000
Employment termination and restructuring costs			R 61,000,000
Target 1
Disclosure Of Cost Of Sales [Line Items]
Change in amortisation and depreciation of mining assets	(199,000,000)
Unisel and Masimong
Disclosure Of Cost Of Sales [Line Items]
Change in amortisation and depreciation of mining assets	R (184,000,000)
2006 share plan
Disclosure Of Cost Of Sales [Line Items]
Options granted (in shares) | shares	0